Post-Employment Benefits (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Net periodic (benefit) cost	$ 18,000	$ (21,000)
OPEB Plan [Member]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Service cost	1,000	1,000
Interest cost	4,000	4,000
Expected return on plan assets	(17,000)	(17,000)
Amortization of net (gain) loss	(6,000)	(9,000)
Net periodic (benefit) cost	(18,000)	(21,000)
Expected contributions to Plan, remaining fiscal year	$ 100,000